Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Preferred stock - par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	10,000,000	10,000,000
Common stock - par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued	150,782,990	149,782,990
Common stock shares outstanding	150,782,990	149,782,990
Puttable Common Stock
Temporary equity, shares issued	450,000	650,000
Temporary equity, shares outstanding	450,000	650,000
Redemption amount	$ 4,500	$ 6,500
Series C Convertible Preferred Stock
Preferred stock shares issued	1,000	1,000
Preferred stock shares outstanding	1,000	1,000
Series A and C Convertible Preferred Stock
Preferred stock shares issued		4,000
Preferred stock shares outstanding		4,000